Equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Total translation adjustments	€ 116	€ (85)	€ 329
Total translation adjustments accumulated in equity attributable to parent	(96)	(256)	78
Total translation adjustments accumulated in equity attributable to non-controlling interests	211	171	251
Poland, Zlotych
Disclosure of classes of share capital [line items]
Total translation adjustments	645	668	807
Egypt, Pounds
Disclosure of classes of share capital [line items]
Total translation adjustments	(444)	(503)	(455)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments	220	220	220
Leone
Disclosure of classes of share capital [line items]
Total translation adjustments	(150)	(143)	(120)
Other Currency [Member]
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (155)	€ (327)	€ (123)